Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000254724 [Member]
Shareholder Report [Line Items]
Fund Name	Coastal Compass 100 ETF
Class Name	Coastal Compass 100 ETF
Trading Symbol	ROPE
Security Exchange Name	NYSEArca
Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://coastalcompassfunds.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://coastalcompassfunds.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the period, the Fund achieved a net asset value (NAV) return of 9.23%, in comparison to its benchmark which achieved 13.99%. The difference in returns was primarily driven by the Fund’s more concentrated list of holdings as well as its downside protection component.

The stock selection helped with early-year volatility given the nature of the holdings and their typical reaction to bouts of volatility. This coupled with the downside protection dramatically smoothed out this volatility comparative to the benchmark in early Q2. The Fund engaged in 50% cash as the major indices were experiencing double-digit losses in that same period. The combination of cash and the actual holdings themselves were key drivers in significantly decreasing drawdown comparative to its benchmark.

The Fund was able to then pivot back to fully invested to capture the end of year incline across the broad market. Overall, the Fund’s performance during the period reflects its core strategy: prioritizing capital preservation during periods of market stress while remaining positioned to capture gains as market conditions improve.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

PERFORMANCE
Since Inception (12/17/2024)
Coastal Compass 100 ETF - NAV	9.23%
Solactive GBS United States 1000 Total Return Index	13.99%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://coastalcompassfunds.com/ for more recent performance information.

Performance Inception Date	Dec. 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,624,649
Holdings Count | holding	52
Advisory Fees Paid, Amount	$ 15,028
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$5,624,649	Portfolio Turnover Rate*	86%
# of Portfolio Holdings	52	Advisory Fees Paid	$15,028
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	20.6%
Financials	19.7%
Industrials	15.5%
Energy	11.1%
Communication Services	8.0%
Consumer Staples	7.8%
Consumer Discretionary	4.8%
Information Technology	4.6%
Utilities	2.5%
Materials	1.0%
Real Estate	0.9%
Cash and Cash Equivalents	3.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Merck & Co., Inc.	6.1%
CVS Health Corp.	5.7%
Exxon Mobil Corp.	5.1%
US Bancorp	5.0%
Chevron Corp.	5.0%
Pfizer, Inc.	4.9%
Altria Group, Inc.	4.8%
AT&T, Inc.	4.4%
United Parcel Service, Inc. - Class B	4.4%
Comcast Corp. - Class A	3.6%